Income taxes - Net Operating Tax Losses Carried Forward by Expiration (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Gross amount of net operating tax losses carried forward, expire	$ 92,412	$ 102,196
Gross amount of net operating tax losses carried forward, never expire	2,413
Gross amount of net operating tax losses carried forward	94,825
Tax-effected, expire	24,436	27,082
Tax-effected, never expire	429
Tax-effected	$ 24,865	$ 27,082